INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2016
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2016, June 30, 2015 and December 31, 2015, the Company had the following participation in investments that are recorded using the equity method:

	June 30, 2016	June 30, 2015	December 31, 2015
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	120,965	33,722	38,308	48,935
Non-current assets	1,152,779	350,233	343,981	458,565
Total assets	1,273,744	383,955	382,289	507,500
Current liabilities	105,680	25,456	28,660	51,564
Non-current liabilities	1,167,893	358,453	353,573	455,867
Total liabilities	1,273,573	383,909	382,233	507,431
Total stockholders’ equity	171	46	56	69

	As of December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	120,251	33,735	38,936	47,580
Non-current assets	1,207,755	364,550	360,215	482,990
Total assets	1,328,006	398,285	399,151	530,570
Current liabilities	128,455	25,221	28,624	74,610
Non-current liabilities	1,114,936	333,538	351,821	429,577
Total liabilities	1,243,391	358,759	380,445	504,187
Total stockholders’ equity	84,615	39,526	18,706	26,383

Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	40,565	11,112	11,738	17,715
Net operating revenues	40,565	11,112	11,738	17,715
Net income	14,322	3,520	3,350	7,452

	Six months ended June 30, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	41,929	11,335	11,768	18,826
Net operating revenues	41,923	11,333	11,766	18,824
Net income	15,815	3,825	3,827	8,163

	Year ended December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	82,731	22,424	23,315	36,992
Net operating revenues	82,725	22,422	23,313	36,990
Net income	31,001	7,561	7,306	16,134